Schedule I: Condensed Financial Information of Registrant (Tables)	12 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Financial Statements

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Intercompany revenue	$148	$226	$564
Selling, general, and administrative expenses	13,803	10,812	16,941
Total operating expenses	13,803	10,812	16,941
Loss from operations	(13,655)	(10,586)	(16,377)
Interest expense, net	(387)	(321)	(168)
Tax receivable agreement liability adjustment	(547)	100,223	(3,987)
Equity in net income (loss) of subsidiaries	(186)	(114,697)	(8,040)
Loss before income taxes	(14,775)	(25,381)	(28,572)
Income tax (benefit) expense	(57)	128,698	(20,537)
Net loss	$(14,718)	$(154,079)	$(8,035)

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Net loss	$(14,718)	$(154,079)	$(8,035)
Other comprehensive (loss) income:
Foreign currency translation (loss) gain, net of tax effect of $0, $(770) and $1,169 for the years ended December 31, 2024, 2023 and 2022, respectively	(1,496)	2,423	(3,681)
Comprehensive loss attributable to Funko, Inc.	$(16,214)	$(151,656)	$(11,716)

	December 31,
	2024	2023
	(in thousands, except per share data)
Assets
Current assets:
Cash and cash equivalents	$1,258	$3,734
Income tax receivable	202	311
Total current assets	1,460	4,045

Intercompany receivable	113,009	118,783
Investment in subsidiaries	119,097	118,443
Total assets	$233,566	$241,271
Liabilities and Stockholders' Equity
Current liabilities:
Current portion of liabilities under tax receivable agreement	$547	$8,960
Accrued expenses and other current liabilities	—	370
Total current liabilities	547	9,330

Commitments and contingencies

Stockholders' equity:
Class A common stock, par value $0.0001 per share, 200,000 shares authorized; 52,967 shares and 50,549 shares issued and outstanding as of December 31, 2024 and 2023, respectively	5	5
Class B common stock, par value $0.0001 per share, 50,000 shares authorized; 1,430 shares and 2,277 shares issued and outstanding as of December 31, 2024 and 2023, respectively	—	—
Additional paid-in-capital	343,472	326,180
Accumulated other comprehensive loss	(1,676)	(180)
Accumulated deficit	(108,782)	(94,064)
Total stockholders' equity	233,019	231,941
Total liabilities and stockholders' equity	$233,566	$241,271

	Year Ended December 31,
	2024	2023	2022

	(in thousands)
Operating Activities
Net loss	$(14,718)	$(154,079)	$(8,035)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Equity in net loss (income) of subsidiaries	186	114,697	8,040
Equity-based compensation	13,602	10,534	16,591
Deferred tax expense (benefit)	(57)	123,124	(17,173)
Tax receivable liability adjustment	547	(100,223)	3,987
Changes in operating assets and liabilities, net of amounts acquired:
Income tax receivable	110	7,219	(7,530)
Due from related parties, net	5,778	436	(984)
Prepaid expenses and other assets	—	—	(11,019)
Income taxes payable	—	—	(14,684)
Accrued expenses and other liabilities	(374)	370	11,190
Net cash provided by (used in) operating activities	5,074	2,078	(19,617)

Investing Activities
Capital contribution to FAH, LLC	—	—	(73,980)
Net cash used in investing activities	—	—	(73,980)

Financing Activities
Tax distribution received from FAH, LLC	—	—	38,811
Tax receivable agreement payments	(8,960)	(4)	(7,718)
Proceeds from exercise of equity-based options	1,410	749	1,472
Net cash (used in) provided by financing activities	(7,550)	745	32,565

Net change in cash and cash equivalents	(2,476)	2,823	(61,032)
Cash and cash equivalents at beginning of period	3,734	911	61,943
Cash and cash equivalents at end of period	$1,258	$3,734	$911

Supplemental Cash Flow Information
Income tax payments	$—	$—	$18,999
Establishment of liabilities under tax receivable agreement	547	—	30,034
Issuance of equity instruments for acquisitions	—	—	1,487